Warrant Liabilities - Change in Warrant Liability (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Warrants And Rights Outstanding Roll Forward [Line Items]
Balance at the beginning of the period	$ 0.0
Warrant liabilities assumed on July 29, 2021	41.8
Level 3 transfer-out and Level 2 transfer-in value	0.0
Change in the fair value of the warrant liabilities	25.5
Warrants exercised for Class A common stock	(2.6)
Balance at the end of the period	64.7
Fair Value, Inputs, Level 1 [Member] | Public Warrants
Warrants And Rights Outstanding Roll Forward [Line Items]
Balance at the beginning of the period	0.0
Warrant liabilities assumed on July 29, 2021	23.2
Level 3 transfer-out and Level 2 transfer-in value	0.0
Change in the fair value of the warrant liabilities	15.5
Warrants exercised for Class A common stock	(2.6)
Balance at the end of the period	36.1
Fair Value, Inputs, Level 2 [Member] | Private Warrants
Warrants And Rights Outstanding Roll Forward [Line Items]
Balance at the beginning of the period	0.0
Warrant liabilities assumed on July 29, 2021	0.0
Level 3 transfer-out and Level 2 transfer-in value	18.6
Change in the fair value of the warrant liabilities	10.0
Warrants exercised for Class A common stock	0.0
Balance at the end of the period	28.6
Fair Value, Inputs, Level 3 [Member] | Private Warrants
Warrants And Rights Outstanding Roll Forward [Line Items]
Balance at the beginning of the period	0.0
Warrant liabilities assumed on July 29, 2021	18.6
Level 3 transfer-out and Level 2 transfer-in value	(18.6)
Change in the fair value of the warrant liabilities	0.0
Warrants exercised for Class A common stock	0.0
Balance at the end of the period	$ 0.0